Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 3) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Entitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,636	9,212	8,910
Extensions and discoveries	2		95
Revisions of previous estimates	1,317	1,185	1,140
Production for the year	(843)	(761)	(786)
Ending balance	10,112	9,636	9,212
Sales of reserves			(147)
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,649	9,228	8,926
Extensions and discoveries	4		95
Revisions of previous estimates	1,320	1,184	1,142
Production for the year	(845)	(764)	(789)
Ending balance	10,128	9,649	9,228
Sales of reserves			(147)
Country Of Brazil [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,634	9,210	8,908
Extensions and discoveries			95
Revisions of previous estimates	1,317	1,185	1,140
Production for the year	(843)	(761)	(786)
Ending balance	10,108	9,634	9,210
Sales of reserves			(147)
Country South America [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2	2	2
Extensions and discoveries	2
Revisions of previous estimates	1
Ending balance	4	2	2
Country North America [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Extensions and discoveries	2
Revisions of previous estimates	3
Country North America [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	13	16	16
Revisions of previous estimates			2
Production for the year	(2)	(2)	(2)
Ending balance	16	13	16